Note 6 - Allowance for Loan Losses and Credit Quality Information - Classified and Unclassified Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans receivable	$ 560,794	$ 472,819
Classified [Member]
Loans receivable	28,177	27,693
Classified [Member] | Special Mention [Member]
Loans receivable	7,709	7,939
Classified [Member] | Substandard [Member]
Loans receivable	19,985	19,361
Classified [Member] | Doubtful [Member]
Loans receivable	184	107
Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	299	286
Unclassified [Member]
Loans receivable	532,617	445,126
Residential Portfolio Segment [Member]
Loans receivable	103,255	90,945
Residential Portfolio Segment [Member] | Classified [Member]
Loans receivable	2,661	3,133
Residential Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	457	189
Residential Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	2,130	2,889
Residential Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	74	55
Residential Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	0	0
Residential Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	100,594	87,812
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	299,080	247,353
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	153,343	125,376
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	145,737	121,977
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Real Estate Loan [Member]
Loans receivable	4,733	6,737
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member]
Loans receivable	8,889	10,390
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Real Estate Loan [Member]
Loans receivable	1,577	1,910
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Commercial Real Estate Other [Member]
Loans receivable	1,702	917
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Real Estate Loan [Member]
Loans receivable	3,156	4,827
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Commercial Real Estate Other [Member]
Loans receivable	7,187	9,473
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Real Estate Loan [Member]
Loans receivable	148,610	118,639
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Commercial Real Estate Other [Member]
Loans receivable	136,848	111,587
Consumer Portfolio Segment [Member]
Loans receivable	73,283	64,415
Consumer Portfolio Segment [Member] | Classified [Member]
Loans receivable	940	977
Consumer Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	0	0
Consumer Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	531	639
Consumer Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	110	52
Consumer Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	299	286
Consumer Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	72,343	63,438
Commercial Portfolio Segment [Member]
Loans receivable	85,176	70,106
Commercial Portfolio Segment [Member] | Transportation Industry Loans [Member]
Loans receivable	10,509	9,349
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans receivable	74,667	60,757
Commercial Portfolio Segment [Member] | Classified [Member] | Transportation Industry Loans [Member]
Loans receivable	4,065	4,100
Commercial Portfolio Segment [Member] | Classified [Member] | Commercial Business Other [Member]
Loans receivable	6,889	2,356
Commercial Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Transportation Industry Loans [Member]
Loans receivable	0	4,082
Commercial Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Commercial Business Other [Member]
Loans receivable	3,973	841
Commercial Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Transportation Industry Loans [Member]
Loans receivable	4,065	18
Commercial Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Commercial Business Other [Member]
Loans receivable	2,916	1,515
Commercial Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Transportation Industry Loans [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Commercial Business Other [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Transportation Industry Loans [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Commercial Business Other [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Unclassified [Member] | Transportation Industry Loans [Member]
Loans receivable	6,444	5,249
Commercial Portfolio Segment [Member] | Unclassified [Member] | Commercial Business Other [Member]
Loans receivable	$ 67,778	$ 58,401